Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous current liabilities [abstract]
Accrued liabilities and other payables

	December 31,
	2023	2022
Accrued audit fees	122	77
Other accruals	1,393	5,552
Insurance deductibles	131	104
Other payables	117	81
Total	1,763	5,814